Vessels and other fixed assets, net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Vessels and other fixed assets, net - Schedule of vessels and other fixed assets (Table)

	Cost	Accumulated depreciation	Net Book Value
Balance, December 31, 2021	$3,818,440	$(805,402)	$3,013,038
- Acquisition of other fixed assets, vessel improvements and other vessel costs	13,888	-	13,888
- Depreciation for the period	-	(77,469)	(77,469)
Balance, June 30, 2022	$3,832,328	$(882,871)	$2,949,457